Accounts and Other Payables	12 Months Ended
Mar. 31, 2022
Description Of Accounting Policy For Trade And Other Payables Text Block Abstract
Accounts and other payables
12	Accounts and other payables

	2022	2021
	US$	US$
		(Restated)
Accounts payables	6,862	22,144
Other payables and accrued charges	1,152,662	334,996
Amount due to related parties	350,320	688,371

Total	1,509,844	1,045,511

Other payables are non-interest-bearing and are expected to be settled within one year.

The amount due to related parties are unsecured, interest-free and repayable on demand.